Portfolio of Investments

March 31, 2023 (unaudited)

Baillie Gifford Global Alpha Equities Fund

	Shares	Value
COMMON STOCKS — 98.1%

AUSTRALIA — 4.0%
BHP Group Ltd.	718,471	$22,823,025
Rio Tinto PLC	268,843	18,248,523
Woodside Energy Group Ltd.	133,049	2,978,199
		44,049,747
BRAZIL — 1.4%
B3 SA — Brasil Bolsa Balcao	3,928,600	8,006,874
MercadoLibre, Inc. *	5,671	7,474,718
		15,481,592
CANADA — 0.9%
Shopify, Inc., Class A *	202,370	9,701,618

CHINA — 6.4%
Alibaba Group Holding Ltd. *	884,532	11,203,037
Li Auto, Inc., Class A *	588,736	7,362,769
Meituan, Class B *	216,700	3,931,418
Ping An Insurance Group Co. of China Ltd., Class H	1,745,500	11,292,012
Prosus NV *	469,685	36,778,245
		70,567,481
DENMARK — 0.8%
Genmab A/S *	22,422	8,475,635

FRANCE — 2.5%
Adevinta ASA *	524,095	3,720,576
Pernod Ricard SA	103,525	23,441,262
		27,161,838
GERMANY — 1.5%
adidas AG	37,649	6,674,134
Deutsche Boerse AG	50,294	9,792,754
		16,466,888
HONG KONG — 3.1%
AIA Group Ltd.	1,881,200	19,728,818
Prudential PLC	1,050,115	14,377,793
		34,106,611
INDIA — 3.4%
HDFC Bank Ltd. ADR	9,783	652,233
Housing Development Finance Corp., Ltd.	386,683	12,400,177
Reliance Industries Ltd. GDR	451,623	25,480,007
		38,532,417
IRELAND — 4.4%
CRH PLC	493,368	24,922,114
Ryanair Holdings PLC ADR *	252,350	23,794,081
		48,716,195
JAPAN — 5.8%
CyberAgent, Inc.	596,500	5,054,040
Denso Corp.	116,800	6,593,062
Hoshizaki Corp.	90,500	3,343,462
Olympus Corp.	986,200	17,320,398
Shiseido Co., Ltd.	257,100	12,053,683
SMC Corp.	20,500	10,867,387

See previously submitted notes to the financial statements for the year ended December 31, 2022.

Portfolio of Investments

March 31, 2023 (unaudited)

Baillie Gifford Global Alpha Equities Fund

	Shares	Value
Sysmex Corp.	132,600	$8,702,748
		63,934,780
MACAU — 0.5%
Sands China Ltd. *	1,463,600	5,084,533

NETHERLANDS — 1.0%
Adyen NV *	4,463	7,111,473
ASM International NV	9,180	3,726,170
		10,837,643
NORWAY — 0.5%
Schibsted ASA, Class A	324,957	5,516,107

RUSSIA — 0.0% (a)
Sberbank of Russia PJSC *(b)	1,284,860	0

SINGAPORE — 1.0%
Sea Ltd. ADR *	124,033	10,735,056

SOUTH KOREA — 0.6%
Coupang, Inc. *	411,212	6,579,392

SWEDEN — 1.8%
Atlas Copco AB, B Shares	1,065,877	12,260,510
Epiroc AB, B Shares	482,964	8,234,761
		20,495,271
SWITZERLAND — 1.8%
Cie Financiere Richemont SA	96,600	15,490,405
Wizz Air Holdings PLC *	131,335	4,822,974
		20,313,379
TAIWAN — 1.6%
Taiwan Semiconductor Manufacturing Co., Ltd.	932,000	16,332,947
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	10,030	932,991
		17,265,938
UNITED KINGDOM — 0.3%
Farfetch Ltd., Class A *	669,928	3,289,346

UNITED STATES — 54.8%
Adobe, Inc. *	20,216	7,790,640
Advanced Drainage Systems, Inc.	59,072	4,974,453
Albemarle Corp.	57,414	12,690,791
Alnylam Pharmaceuticals, Inc. *	71,351	14,293,032
Alphabet, Inc., Class C *	208,040	21,636,160
Amazon.com, Inc. *	220,702	22,796,310
Analog Devices, Inc.	72,214	14,242,045
Arthur J Gallagher & Co.	102,501	19,609,466
Axon Enterprise, Inc. *	44,878	10,090,818
Booking Holdings, Inc. *	4,534	12,026,027
Broadridge Financial Solutions, Inc.	78,973	11,575,073
CBRE Group, Inc., Class A *	132,916	9,677,614
Certara, Inc. *	248,062	5,980,775
Charles Schwab Corp. (The)	187,403	9,816,169
Chewy, Inc., Class A *	208,399	7,789,955
Cloudflare, Inc., Class A *	100,256	6,181,785
CoStar Group, Inc. *	124,652	8,582,290
Datadog, Inc., Class A *	66,937	4,863,642

See previously submitted notes to the financial statements for the year ended December 31, 2022.

Portfolio of Investments

March 31, 2023 (unaudited)

Baillie Gifford Global Alpha Equities Fund

	Shares	Value
DoorDash, Inc., Class A *	81,368	$5,171,750
Eaton Corp. PLC	50,403	8,636,050
Elevance Health, Inc.	79,822	36,702,954
Entegris, Inc.	66,536	5,456,617
Estee Lauder Cos., Inc. (The), Class A	56,844	14,009,772
Exact Sciences Corp. *	51,928	3,521,238
Floor & Decor Holdings, Inc., Class A *	65,605	6,443,723
Howard Hughes Corp. (The) *	69,782	5,582,560
Illumina, Inc. *	38,167	8,875,736
Markel Corp. *	7,704	9,841,167
Martin Marietta Materials, Inc.	85,363	30,308,987
Mastercard, Inc., Class A	59,011	21,445,187
Meta Platforms, Inc., Class A *	72,461	15,357,384
Microsoft Corp.	120,930	34,864,119
Moderna, Inc. *	84,700	13,008,226
Moody’s Corp.	103,093	31,548,520
Netflix, Inc. *	16,698	5,768,825
Novocure Ltd. *	72,057	4,333,508
Pool Corp.	17,132	5,866,682
Royalty Pharma PLC, Class A	471,260	16,979,498
S&P Global, Inc.	34,815	12,003,168
Service Corp. International	379,634	26,111,226
SiteOne Landscape Supply, Inc. *	59,546	8,150,061
Snowflake, Inc., Class A *	31,518	4,862,912
Spotify Technology SA *	23,540	3,145,415
STAAR Surgical Co. *	57,741	3,692,537
Teradyne, Inc.	126,842	13,636,783
Tesla, Inc. *	60,897	12,633,692
Thermo Fisher Scientific, Inc.	28,984	16,705,508
Trade Desk, Inc. (The), Class A *	205,590	12,522,487
Wayfair, Inc., Class A *	48,200	1,655,188
		603,458,525
TOTAL INVESTMENTS — 98.1%
(cost $822,383,334)		$1,080,769,992
Other assets less liabilities — 1.9%		21,188,324
NET ASSETS — 100.0%		$1,101,958,316

(a)	Amount rounds to less than 0.1%.
(b)	Investment was valued using significant unobservable inputs.
*	Non-income producing security.

ADR	—	American Depositary Receipt
GDR	—	Global Depositary Receipt

This report classifies issuers geographically by their country of risk. For compliance monitoring purposes, the Manager retains discretion to consider a number of factors in determining where a particular issuer is located, as described in further detail in each Fund’s prospectus.

See previously submitted notes to the financial statements for the year ended December 31, 2022.

Portfolio of Investments

March 31, 2023 (unaudited)

Baillie Gifford Global Alpha Equities Fund

Fair Value Measurement

GAAP provides guidance on fair value measurements and defines fair value as the price that a Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. It establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below:

Level 1 - unadjusted quoted prices in active markets for identical investments that the Fund has the ability to access

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Trust’s own assumptions in determining the fair value of investments)

For Level 1 inputs, the Fund uses unadjusted quoted prices in active markets for assets or liabilities with sufficient frequency and volume to provide pricing information as the most reliable evidence of fair value.

The Fund's Level 2 valuation techniques include inputs other than quoted prices within Level 1 that are observable for an asset or liability, either directly or indirectly. This includes when a fair value adjustment is applied which seeks to reflect changes in foreign securities’ market prices since the close of the market on which they are traded. Level 2 observable inputs may include quoted prices for similar assets and liabilities in active markets or quoted prices for identical or similar assets or liabilities in markets that are not active in which there are few transactions, the prices are not current, or price quotations vary substantially over time or among market participants. Inputs that are observable for the asset or liability in Level 2 include such factors as interest rates, yield curves, prepayment speeds, credit risk, and default rates for similar liabilities.

For Level 3 valuation techniques, the Fund uses unobservable inputs that reflect assumptions market participants would be expected to use in pricing the asset or liability. Unobservable inputs are used to measure fair value to the extent that observable inputs are not available and are developed based on the best information available under the circumstances. In developing unobservable inputs, market participant assumptions are used if they are reasonably available without undue cost and effort.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2023 in valuing the Fund’s investments carried at fair value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks**	$674,624,834	$406,145,158	$0	$1,080,769,992
Total	$674,624,834	$406,145,158	$0	$1,080,769,992

**	Refer to Portfolio of Investments for further detail.

The following is a reconciliation of the Fund’s Level 3 investments for which significant unobservable inputs were used in determining value:

Balance at December 31, 2022	$0
Purchases	—
Sales	—
Realized gain (loss)	—
Change in unrealized gain (loss)	—
Transfers into Level 3	—
Transfers out of Level 3	—
Balance at March 31, 2023	$0
Change in unrealized gain (loss) related to Investments still held at March 31, 2023.	$—

There were no transfers into or out of Level 3 during the period ended March 31, 2023.

Summary of Unobservable Inputs for Level 3 Investments

The ongoing conflict in Russia and Ukraine has led to significant disruption and volatility in the global stock market. This impacted the Fund in terms of suspensions of trading activities on the Russian Stock Exchange as well as suspensions of depositary receipts traded on exchanges outside of Russia. As a result, management made the decision to value several securities at nil and transfer them into Level 3. The impacted securities are as follows:

Sberbank of Russia PJSC

See previously submitted notes to the financial statements for the year ended December 31, 2022.